Commitments and Contingencies - Office Lease (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Period of abatement	3 months
Rent expense	$ 47	$ 47